Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified					0 Months Ended
	Aug. 11, 2014	May 09, 2014	Feb. 07, 2014	Nov. 08, 2013	Jul. 31, 2014 Deutsche Bank AG Filiale Deutsclandgeschaft & Skandinaviska Enskilda Banken AB	Jul. 21, 2014 Nave Electron
Debt Instrument Face Amount					$ 132,413
Number of Loan Tranches					8
Debt instrument payment terms					Each tranche of the facility is repayable in 20 equal quarterly installments of between approximately $344 and $895, each with a final balloon repayment if the balance to be repaid on the last repayment date.
Debt Instrument, Maturity Date Range, End					Jul. 18, 2019
Debt Instrument Description Of Variable Rate Basis					The first three tranches of the loan bear interest at LIBOR plus 325 bps per annum and the fourth through eight tranches bear interest at LIBOR plus 310 bps per annum.
Vessel's capacity in DWT						305,178
Total Vessel Acquisition Cost						$ 41,000
Vessel provided as collateral under the 8.125% First Priority Ship Mortgage Notes due 2021						Nave Electron
Dividends Payable, Amount Per Share	$ 0.05	$ 0.05	$ 0.05	$ 0.05